CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable	[1]	$ (229,651)	$ 519	$ (77,444)
Prepaid expenses and other assets	[2]	99,220	(114,163)	(47,725)
Accounts payable	[3]	147,513	(118,161)	74,850
Accrued expenses and other liabilities	[4]	78,549	69,205	56,446
Related Party
Accounts receivable		(2,561)	(10,813)	(389)
Prepaid expenses and other assets		20,069	(38,734)	56,677
Accounts payable		(130,267)	(71,228)	198,825
Accrued expenses and other liabilities		$ (8,399)	$ (1,241)	$ 1,684

[1]	Including changes in related party balances of $(2,561), $(10,813) and $(389) for the years ended December 31, 2023, 2022 and 2021, respectively.
[2]	Including changes in related party balances of $20,069, $(38,734) and $56,677 for the years ended December 31, 2023, 2022 and 2021, respectively.
[3]	Including changes in related party balances of $(130,267), $(71,228) and $198,825 for the years ended December 31, 2023, 2022 and 2021, respectively.
[4]	Including changes in related party balances of $(8,399), $(1,241) and $1,684 for the years ended December 31, 2023, 2022 and 2021, respectively.